Quarterly Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Information [Abstract]
Quarterly Financial Information [Text Block]

NOTE 21. QUARTERLY INFORMATION (UNAUDITED)

	First quarter		Second quarter		Third quarter		Fourth quarter
(In millions)	2011	2010	2011	2010	2011	2010	2011	2010

Total revenues	$13,036	$12,624	$12,440	$12,627	$12,015	$11,948	$11,577	$12,657
Earnings (loss) from continuing
operations before income taxes	2,250	189	1,981	617	1,616	428	1,763	917
Benefit (provision) for income taxes	(429)	347	(346)	120	(59)	384	(65)	134
Earnings from continuing operations	1,821	536	1,635	737	1,557	812	1,698	1,051
Earnings (loss) from discontinued
operations, net of taxes	35	(389)	195	(125)	(64)	(1,066)	(240)	615
Net earnings (loss)	1,856	147	1,830	612	1,493	(254)	1,458	1,666
Less net earnings (loss)
attributable to noncontrolling
interests	31	(5)	20	(22)	38	18	38	25
Net earnings (loss)
attributable to GECC	$1,825	$152	$1,810	$634	$1,455	$(272)	$1,420	$1,641